Goodwill and Intangible Assets - Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 16,881	€ 17,624
Foods (excluding Spreads) [Member] | Europe [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	4,500
Indefinite-life intangible assets	1,600
Foods (excluding Spreads) [Member] | The Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	2,800
Indefinite-life intangible assets	1,400
Foods (excluding Spreads) [Member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	1,500
Indefinite-life intangible assets	400
Personal care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	2,500	2,800
Indefinite-life intangible assets	€ 1,500	1,700
Foods [member] | Europe [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill		5,800
Indefinite-life intangible assets		1,600
Foods [member] | The Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill		3,900
Indefinite-life intangible assets		1,600
Foods [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill		1,800
Indefinite-life intangible assets		€ 500